Preferred shares (Details 1) (CAD)	Dec. 31, 2014
Preferred Shares Details 1
Convertible upon issue, Shares	2,000,000
Convertible upon issue, Amount	3,256,400
Conditionally convertible, Shares	8,000,000
Conditionally convertible, Amount	232,600
Total Convertible Shares	10,000,000
Total Convertible Amount	3,489,000